EMPLOYEE BENEFIT PLANS (Effect of One-percentage-point Change in Assumed Health Care Cost Trend Rates) (Details) - Post Retirement Medical Plan [Member] $ in Thousands	12 Months Ended
Dec. 31, 2016 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Effect on total of service and interest cost components, 1% increase	$ 14
Effect on total of service and interest cost components, 1% decrease	(13)
Effect on accumulated postretirement benefit obligation, 1% increase	388
Effect on accumulated postretirement benefit obligation, 1% decrease	$ (367)